RELATED PARTY TRANSACTIONS (TABLES)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule Of Commission Fees And Other Income Revenues For Services Related To Mutual Funds Managed By Subsidiary [Table Text Block]
	2012	2011	2010

	(In Millions)

Investment advisory and services fees	$886	$840	$778
Distribution revenues	401	352	339
Other revenues - shareholder servicing fees	89	92	93
Other revenues - other	5	6	5